UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F


					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	9-30-00

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Whitman Capital, Inc.
Address:	525 University Avenue, Suite 701, Palo Alto, CA  94301

Form 13F File Number:	28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas F. Whitman
Title:	President
Phone:	(650) 325-9700

Signature, Place and Date of Signing:

	_____________________		Palo Alto, CA			11-1-2000
	Douglas F. Whitman			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		311,973


List of Other Included Managers:

NONE

Form 13F INFORMATION TABLE

NAME OF ISSUER              TITLE     CUSIP        VALUE     SHARES  SH/  PUT/ INV.  OTHER   VOTING
                            OF CLASS              X 1000            PRN  CALL DISC. MGRS.    SOLE     SHARED  NONE

GALILEO TECHNOLOGY LTD         COM  M47298100       11195     352600 SH        Sole          11195
FLEXTRONICS INTL LTD           COM  Y2573F102       29713     361800 SH        Sole          29713
A D C TELECOMMUNICATIONS       COM     886101        2491      92622 SH        Sole           2491
ACT MFG INC                    COM     973107       13494     255814 SH        Sole          13494
BROOKTROUT INC                 COM  114580103       14792     449100 SH        Sole          14792
CISCO SYS INC                  COM  17275R102       24713     447300 SH        Sole          24713
CITRIX SYS INC                 COM  177376100       12180     607100 SH        Sole          12180
DSP GROUP INC                  COM  23332B106       20007     535300 SH        Sole          20007
EXODUS COMMUNICATIONS INC      COM  302088109       27927     565600 SH        Sole          27927
MACROMEDIA INC                 COM  556100105       21811     269900 SH        Sole          21811
PALM INC                       COM  696642107       17627     332978 SH        Sole          17627
POLYCOM INC                    COM  73172K104       45420     678222 SH        Sole          45420
QLOGIC CORP                    COM  747277101       43314     492200 SH        Sole          43314
RSA SEC INC                    COM  749719100       15909     368900 SH        Sole          15909
SNOWBALL COM INC               COM  83335R102         377     262400 SH        Sole            377
TELCOM SEMICONDUCTOR INC       COM  87921P107        2203     148100 SH        Sole           2203
TRIQUINT SEMICONDUCTOR INC     COM  89674K103        2339      64200 SH        Sole           2339
VERITAS SOFTWARE CO            COM  923436109        5027      35400 SH        Sole           5027
VINA TECHNOLOGIES INC          COM  92719D100        1185      85000 SH        Sole           1185
WESTERN MULTIPLEX CORP         CL A 95874P107         249      15500 SH        Sole            249



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